Investment In and Notes Receivable from Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2007 Transocean Pacific Drilling Inc Property	Dec. 31, 2013 Transocean Pacific Drilling Inc LIBOR	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2007 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2007 Subsidiary of Transocean Transocean Pacific Drilling Inc Predecessor
Schedule of Investments [Line Items]
Percentage of ownership interest					50.00%	50.00%	50.00%
Drillships under construction			2
Interest rate				2.00%
Reclassification adjustment for loss on derivative instruments realized in net income		$ 3,000,000
Ineffectiveness gains (losses) of cash flow hedges		600,000
percentage of annual fee on letter of credit	4.20%
Letter of credit fee		$ 300,000